Employee benefits - Reconciliation of net liabilities recognized in the statement of financial position (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Overfunded pension plans | Present value of actuarial liabilities
Reconciliation of net liabilities recognized in the statement of financial position
Net liabilities recognized	$ (3,183)	$ (3,105)
Overfunded pension plans | Fair value of assets
Reconciliation of net liabilities recognized in the statement of financial position
Net liabilities recognized	4,045	3,969
Overfunded pension plans | Effect of the asset ceiling
Reconciliation of net liabilities recognized in the statement of financial position
Net liabilities recognized	(862)	(864)
Underfunded pension plans
Reconciliation of net liabilities recognized in the statement of financial position
Net liabilities recognized	(343)	(641)
Current liabilities	(41)	(47)
Non-current liabilities	(302)	(594)
Liabilities	(343)	(641)
Underfunded pension plans | Present value of actuarial liabilities
Reconciliation of net liabilities recognized in the statement of financial position
Net liabilities recognized	(4,440)	(4,632)
Underfunded pension plans | Fair value of assets
Reconciliation of net liabilities recognized in the statement of financial position
Net liabilities recognized	4,097	3,991
Other benefits
Reconciliation of net liabilities recognized in the statement of financial position
Net liabilities recognized	(1,668)	(1,733)
Current liabilities	(72)	(96)
Non-current liabilities	(1,596)	(1,637)
Liabilities	(1,668)	(1,733)
Other benefits | Present value of actuarial liabilities
Reconciliation of net liabilities recognized in the statement of financial position
Net liabilities recognized	$ (1,668)	$ (1,733)